Carrying Amount and Classification of Assets and Liabilities on the MHFG Group's Balance Sheets that Relate to its Variable Interests in the Significant or Sponsored Unconsolidated VIEs (Detail) (JPY ¥)
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	¥ 28,105,899,000,000	¥ 31,527,969,000,000
Loans	63,955,284,000,000	62,903,418,000,000
Total assets	161,985,670,000,000	158,351,456,000,000	155,083,000,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Due to trust accounts	629,396,000,000	1,025,431,000,000
Trading account liabilities	16,696,406,000,000	19,402,556,000,000
Payables under securities lending transactions	5,607,534,000,000	6,824,807,000,000
Total liabilities	157,950,314,000,000	155,019,438,000,000
Maximum exposure to loss	310,000,000,000	822,000,000,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	72,000,000,000	57,000,000,000
Investments	201,000,000,000	367,000,000,000
Loans	59,000,000,000	16,000,000,000
Total assets	332,000,000,000	440,000,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Due to trust accounts		551,000,000,000
Trading account liabilities	1,000,000,000	1,000,000,000
Payables under securities lending transactions	23,000,000,000
Total liabilities	24,000,000,000	552,000,000,000
Maximum exposure to loss	¥ 310,000,000,000	¥ 822,000,000,000